Summary of Significant Accounting Policies (Details) - Schedule of Currency Exchange Rates that were used in Creating the Consolidated Financial Statements	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Currency Exchange Rates that were used in Creating the Consolidated Financial Statements [Abstract]
Year-end spot rate	7.2513	6.6981	6.4566
Average rate	6.9536	6.4554	6.6221